Expected credit loss measurement - Development of allowance for credit losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Jan. 01, 2018
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance		$ (1,002)	$ (1,117)
ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	0
ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(104)
Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(10)
Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2
Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(10)
Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(89)
Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(16)
Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)
Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		5
Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	(73)
Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)
Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		8
Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(56)
Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(55)
Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(13)
Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		227
Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	200
Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	25
Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	8
Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance		(162)	(141)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(97)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	66
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(44)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(8)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		112
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	95
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		54
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		24
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		7
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	17
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		4
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		9
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(2)
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		10
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	1
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	7
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	0
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance		(180)	(193)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	95
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(83)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	15
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		4
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		5
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		4
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(87)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(103)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(63)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	16
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		12
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		6
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(11)
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	3
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance		(661)	(783)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	2
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(88)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	19
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		8
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(114)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(7)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	(106)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(8)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(48)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(70)
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		216
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	199
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	15
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	8
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
UBS AG
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance		(1,002)	(1,117)
UBS AG | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	0
UBS AG | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(104)
UBS AG | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(10)
UBS AG | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
UBS AG | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
UBS AG | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2
UBS AG | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(10)
UBS AG | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(89)
UBS AG | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(16)
UBS AG | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)
UBS AG | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		5
UBS AG | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
UBS AG | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
UBS AG | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	(73)
UBS AG | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)
UBS AG | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		8
UBS AG | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(56)
UBS AG | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(55)
UBS AG | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(13)
UBS AG | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		227
UBS AG | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	200
UBS AG | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	25
UBS AG | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	8
UBS AG | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance		(162)	(141)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(97)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	66
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(44)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(8)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		112
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	95
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		54
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		24
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		7
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	17
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		4
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		9
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(2)
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		10
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	1
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	7
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	0
UBS AG | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance		(180)	(193)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	95
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(83)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	15
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		4
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		5
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		4
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(87)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(103)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(63)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	16
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		12
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		6
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(11)
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	3
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	0
UBS AG | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance		(661)	$ (783)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | ECL movement due to Stage transfer (profit or loss neutral)
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	2
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(88)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	19
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		8
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Book quality movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(114)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(7)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements due to stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	(106)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(8)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(48)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(70)
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		216
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Write offs / recoveries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[7]	199
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Reclassifications
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[8]	15
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Foreign exchange movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[9]	8
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		$ (6)

[1]	Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer
[2]	Includes ECL movements from new and derecognized transactions, book quality changes, model and methodology changes and foreign exchange rates.
[3]
Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier.

[4]	Represents the remeasurement between 12-month and lifetime ECL due to stage transfers.
[5]
Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

[6]	Represents the change in the allowances and provisions related to changes in models and methodologies.
[7]
Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven.

[8]	Represents reclassifications to Other assets measured at amortized cost.
[9]	Represents the change in allowances and provisions related to movements in foreign exchange rates.